DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax [Abstract]
Deferred income tax assets and liabilities
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2019	As at December 31, 2018
Deferred tax assets
Tax loss carry forwards	$511	$537
Alternative minimum tax (“AMT”) and other tax credits	28	37
Environmental rehabilitation	329	292
Post-retirement benefit obligations and other employee benefits	24	27
Accrued interest payable	—	1
Other working capital	75	32
Other	11	12
	$978	$938
Deferred tax liabilities
Property, plant and equipment	(3,263)	(1,412)
Inventory	(545)	(503)
Accrued interest payable	(26)	—
	($2,856)	($977)
Classification:
Non-current assets	$235	$259
Non-current liabilities	(3,091)	(1,236)
	($2,856)	($977)

Source of Changes in Deferred Tax Balances
For the years ended December 31	2019	2018
Temporary differences
Property, plant and equipment	($1,851)	($15)
Environmental rehabilitation	37	(302)
Tax loss carry forwards	(27)	(389)
AMT credits	(10)	—
Inventory	(42)	5
Derivatives	—	(74)
Other	14	(26)
	($1,879)	($801)
Intraperiod allocation to:
Income from continuing operations before income taxes	($1,073)	($730)
Allocation to PPA	(799)	—
Sale of 50% interest in Kalgoorlie	12	—
Income tax payable	(16)	(38)
Equity	—	(24)
Other comprehensive income	(3)	(9)
	($1,879)	($801)
Income Tax Related Contingent Liabilities
	2019	2018
At January 1	$306	$306
Net additions based on uncertain tax positions related to prior years	21	—
At December 31[1]	$327	$306

[1]	If reversed, the total amount of $327 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.
Deferred Tax Assets Not Recognized

	As at December 31, 2019	As at December 31, 2018
Argentina	$103	$174
Australia	15	154
Barbados	17	40
Canada	1,097	1,087
Chile	1,074	1,028
Côte d'Ivoire	5	—
Dominican Republic	—	—
Mali	8	—
Peru	329	310
Saudi Arabia	70	70
Tanzania	156	156
United States	1	—
Zambia	—	24
	$2,875	$3,043

	2020	2021	2022	2023	2024+	No expiry date	Total
Non-capital tax losses[1]
Argentina	$—	$50	$—	$—	$—	$—	$50
Barbados	—	—	—	440	1,252	—	1,692
Canada	—	—	—	—	2,371	—	2,371
Chile	—	—	—	—	—	992	992
Tanzania	—	—	—	—	—	1,566	1,566
Zambia	12	259	—	—	—	—	271
Other	—	—	—	—	—	694	694
	$12	$309	$—	$440	$3,623	$3,252	$7,636

[1]	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2019.

Tax years still under examination

Tax Years Still Under Examination
Argentina	2010-2011, 2013-2019
Australia	2015-2019
Canada	2015-2019
Chile	2015-2019
Côte d'Ivoire	2018-2019
Democratic Republic of Congo	2019
Dominican Republic	2015-2019
Mali	2017-2019
Papua New Guinea	2006-2019
Peru	2013-2019
Saudi Arabia	2007-2019
Tanzania	2018-2019
United States	2019
Zambia	2018-2019